PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 9: -	PROPERTY, PLANT AND EQUIPMENT, NET

Balance at December 31, 2018:

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance at January 1, 2018	$4,756	$3,749	$224	$12,666	$21,395
Additions	96	146	1	172	415

Balance at December 31, 2018	4,852	3,895	225	12,838	21,810

Accumulated Depreciation:

Balance at January 1, 2018	3,514	3,275	129	9,685	16,603
Additions	320	318	15	1,367	2,020

Balance at December 31, 2018	3,834	3,593	144	11,052	18,623

Depreciated cost at December 31, 2018	$1,018	$302	$81	$1,786	$3,187

Balance at December 31, 2017:

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance at January 1, 2017	$4,559	$3,550	$224	$12,608	$20,941
Additions	197	199	-	58	454

Balance at December 31, 2017	4,756	3,749	224	12,666	21,395

Accumulated Depreciation:

Balance at January 1, 2017	3,160	2,856	114	8,328	14,458
Additions	354	419	15	1,357	2,145

Balance at December 31, 2017	3,514	3,275	129	9,685	16,603

Depreciated cost at December 31, 2017	$1,242	$474	$95	$2,981	$4,792